SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
Expense at Federal Statutory Rate					$ 1,638	$ (3,306)
Expense at Federal Statutory Rate, Percent			21.00%		21.00%	21.00%
State taxes, net					$ (642)	$ (1,666)
State taxes, net, Percent					(8.23%)	10.59%
Foreign operations					$ 132	$ 45
Foreign operations, Percent					1.70%	(0.29%)
Permanent differences					$ 598	$ 87
Permanent differences, Percent					7.67%	0.55%
PPP Loan					$ (4,118)
PPP Loan, Percent					52.79%
True-up adjustments					$ 1,332	$ (589)
True-up adjustments, Percent					17.07%	3.74%
Change in valuation allowance					$ 559	$ 5,139
Change in valuation allowance, Percent					7.17%	(32.64%)
Other					$ 144	$ 190
Other, Percent					1.83%	(1.21%)
Total tax (benefit) expense	$ 62	$ 131	$ 65	$ 102	$ (357)	$ (100)
Total Tax Benefit for Income Taxes, Percent	5.43%	1.87%	1.48%	0.67%	(4.58%)	0.64%